NON-CONTROLLING INTERESTS - Narrative (Details) $ in Thousands			12 Months Ended
	Feb. 18, 2025 USD ($) kg	Jan. 08, 2025 USD ($) $ / oz	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Disclosure of subsidiaries [line items]
Dividend payables				$ 37,200
Recognition of non-controlling interest		$ 5,500	$ 5,523
Depletion expense			5,500
Weight of gold | kg	280
Value of gold	$ 9,400
Recognition of non-controlling interest	23,900		23,896
Gain on distribution of dividend-in-kind (note 10)	$ 14,500		14,492	$ 0
Bottom of range
Disclosure of subsidiaries [line items]
Price of gold | $ / oz		2,551
Top of range
Disclosure of subsidiaries [line items]
Price of gold | $ / oz		2,598
Non-controlling interest
Disclosure of subsidiaries [line items]
Recognition of non-controlling interest			(2,312)
Recognition of non-controlling interest			23,896
Retained earnings (deficit)
Disclosure of subsidiaries [line items]
Recognition of non-controlling interest			$ 7,835
Bonikro Gold Mines SA
Disclosure of subsidiaries [line items]
Percentage of ownership interests			89.89%	89.89%
Bonikro Gold Mines SA | Government of Côte d'Ivoire
Disclosure of subsidiaries [line items]
Percentage of non-controlling ownership interests			10.11%
Agbaou Gold Operations SA
Disclosure of subsidiaries [line items]
Percentage of ownership interests			85.00%	85.00%
Agbaou Gold Operations SA | Government of Côte d'Ivoire
Disclosure of subsidiaries [line items]
Percentage of non-controlling ownership interests			15.00%
Sadiola Mine
Disclosure of subsidiaries [line items]
Percentage of ownership interests			80.00%	80.00%
Dividend payables				$ 6,700
Sadiola Mine | Government of Mali
Disclosure of subsidiaries [line items]
Percentage of non-controlling ownership interests			20.00%
Korali-Sud
Disclosure of subsidiaries [line items]
Percentage of ownership interests		65.00%		100.00%
Korali-Sud | Government of Mali
Disclosure of subsidiaries [line items]
Percentage of non-controlling ownership interests		35.00%
Discount rate used in current estimate of value in use		13.90%